INCOME TAX EXPENSE/(CREDIT) (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE/(CREDIT)
Schedule of information about income tax expense/(credit)

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Current Tax:
PRC Income Tax	33	29	—
Reversal of income tax refundable	—	27	—
	—	—	—
Deferred tax expense	—	—	209
	33	56	209

Schedule of reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates

Reconciliation between income tax expense (credit) and (loss) profit before taxation at applicable tax rates is as follows:

	For the years ended December 31,
	2020	2019	2018
	RMB’000	RMB’000	RMB’000
Loss before taxation	(193,062)	(9,445)	(418,465)
Tax calculated at a tax rate of 25%	(48,266)	(2,361)	(104,616)
Tax effect on non-deductible expenses	—	—	—
Tax effect on different tax rates of group entities operating in other jurisdictions	1,607	842	588
Impairment losses on property, plant and equipment, and investment property that are not tax deductible	—	—	20,191
Impairment losses on land use right that are not tax deductible	—	—	1,064
Inventory provision (reversal) that are not tax deductible (taxable)	(575)	(14,192)	13,993
Bad debts expense that are not tax deductible	37,567	17,165	79,057
Depreciation and amortization adjustments that are not tax deductible	(14,757)	(18,050)	(15,890)
Other	—	29	—
Lease charge under IFRS 16	282	—	—
Net operating losses not recognized to deferred tax assets	24,175	16,623	5,822
Tax per financial statements	33	56	209

Schedule of deferred tax (assets)/liabilities

Deferred tax (assets)/liabilities recognized in the consolidated statements of financial position and the movements during the years are as follows:

	Dividend withholding	Inventory	Impairment	Bad debt	Net operating	Depreciation and
Deferred tax arising from:	tax	provision	loss	allowance	loss	amortization	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2018	—	—	—	—	—	(209)	(209)
Charges/(credits) for the year	—	—	—	—	—	209	209
As of December 31, 2018	—	—	—	—	—	—	—
Charges/(credits) for the year	—	—	—	—	—	—	—
As of December 31, 2019	—	—	—	—	—	—	—
Charges/(credits) for the year
As of December 31, 2020	—	—	—	—	—	—	—

Schedule of deferred tax balances

For the purpose of presentation in the consolidated statements of financial position, certain deferred tax assets and liabilities have been offset. The following is the analysis of the deferred tax balances in the consolidated statements of financial position for financial presentation purposes:

As of December 31,
	2020	2019
	RMB’000	RMB’000
Deferred tax assets	—	—
Deferred tax liabilities	—	—
	—	—